UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 99.1%
AUSTRALIA 7.9%
AIRPORTS 0.9%
Sydney Airport	279,250	$953,631

ELECTRIC—INTEGRATED ELECTRIC 1.3%
AGL Energy Ltd.	67,252	1,110,509
Origin Energy Ltd.	24,600	340,131
		1,450,640
MARINE PORTS 2.2%
Asciano Ltd.	430,100	2,503,195

PIPELINES—C-CORP 0.4%
APA Group	76,700	475,943

RAILWAYS 0.6%
Aurizon Holdings Ltd.	153,297	643,209

TOLL ROADS 2.5%
Transurban Group	427,511	2,839,759
TOTAL AUSTRALIA		8,866,377

BRAZIL 1.5%
ELECTRIC—REGULATED ELECTRIC 0.4%
Transmissora Alianca de Energia Eletrica SA	42,292	470,899

TOLL ROADS 0.5%
CCR SA	53,584	544,657

WATER 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	13,000	620,490
TOTAL BRAZIL		1,636,046

CANADA 5.0%
MARINE PORTS 0.7%
Westshore Terminals Investment Corp.	26,128	734,058

PIPELINES—C-CORP 4.3%
AltaGas Ltd.	7,014	241,038
Enbridge	53,442	2,488,366
TransCanada Corp.	43,755	2,089,007
		4,818,411
TOTAL CANADA		5,552,469

	Number of Shares	Value
CHINA 0.6%
AIRPORTS 0.0%
Beijing Capital International Airport Co., Ltd., Class H (HKD)	54,000	$38,956

ELECTRIC—INTEGRATED ELECTRIC 0.4%
Huaneng Power International, Class H (HKD)	383,005	406,563

TOLL ROADS 0.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)	269,500	270,800
TOTAL CHINA		716,319

FRANCE 9.8%
AIRPORTS 1.0%
Aeroports de Paris	13,497	1,144,817

COMMUNICATIONS—SATELLITES 2.2%
Eutelsat Communications	70,576	2,488,320

ELECTRIC—INTEGRATED ELECTRIC 1.0%
GDF Suez	59,389	1,143,440

TOLL ROADS 5.1%
Groupe Eurotunnel SA	233,550	1,860,324
Vinci SA	84,358	3,800,382
		5,660,706
WATER 0.5%
Veolia Environnement	45,170	569,632
TOTAL FRANCE		11,006,915

GERMANY 1.6%
AIRPORTS 0.3%
Fraport AG	5,483	307,316

ELECTRIC—INTEGRATED ELECTRIC 1.3%
E.ON AG	87,750	1,532,011
TOTAL GERMANY		1,839,327

HONG KONG 1.3%
ELECTRIC—REGULATED ELECTRIC 0.5%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	86,000	589,394

GAS DISTRIBUTION 0.8%
Hong Kong and China Gas Co., Ltd.	306,000	890,893
TOTAL HONG KONG		1,480,287

	Number of Shares	Value
ITALY 2.1%
ELECTRIC—REGULATED ELECTRIC 0.5%
Terna Rete Elettrica Nazionale S.p.A.	131,100	$542,804

GAS DISTRIBUTION 0.6%
Snam Rete Gas S.p.A.	150,013	683,798

TOLL ROADS 1.0%
Atlantia S.p.A.	73,561	1,161,705
TOTAL ITALY		2,388,307

JAPAN 15.6%
ELECTRIC—INTEGRATED ELECTRIC 1.3%
Chubu Electric Power Co.	46,300	562,673
Kansai Electric Power Co.(a)	95,100	900,134
		1,462,807
GAS DISTRIBUTION 1.6%
Tokyo Gas Co., Ltd.	330,400	1,783,005

RAILWAYS 12.7%
Central Japan Railway Co.	56,400	5,943,464
East Japan Railway Co.	73,900	6,068,381
West Japan Railway Co.	45,900	2,203,941
		14,215,786
TOTAL JAPAN		17,461,598

LUXEMBOURG 2.3%
COMMUNICATIONS—SATELLITES
SES SA	82,967	2,600,290

MEXICO 1.7%
AIRPORTS 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,447	436,468

PIPELINES—C-CORP 0.3%
Infraestructura Energetica Nova SAB de CV(a)	99,573	317,226

TOLL ROADS 1.0%
OHL Mexico SAB de CV(a)	269,982	746,462
Promotora y Operadora de Infraestructura SAB de CV(a)	49,200	396,342
		1,142,804
TOTAL MEXICO		1,896,498

	Number of Shares	Value
NETHERLANDS 1.5%
MARINE PORTS
Koninklijke Vopak NV	28,153	$1,697,216

NEW ZEALAND 0.3%
AIRPORTS
Auckland International Airport Ltd.	124,305	306,297

PORTUGAL 1.2%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	453,470	1,396,237

SPAIN 4.4%
ELECTRIC—REGULATED ELECTRIC 0.1%
Red Electrica Corp. SA	2,400	120,750

GAS DISTRIBUTION 0.2%
Enagas SA	6,918	161,084

TOLL ROADS 4.1%
Abertis Infraestructuras SA	138,179	2,322,107
Ferrovial SA	145,550	2,309,779
		4,631,886
TOTAL SPAIN		4,913,720

SWITZERLAND 0.4%
AIRPORTS
Flughafen Zuerich AG	1,017	473,254

UNITED KINGDOM 3.5%
ELECTRIC
INTEGRATED ELECTRIC 1.4%
SSE PLC	66,350	1,496,102

REGULATED ELECTRIC 2.1%
National Grid PLC	205,051	2,383,470
TOTAL UNITED KINGDOM		3,879,572

UNITED STATES 38.4%
COMMUNICATIONS—TOWERS 12.6%
American Tower Corp.	77,864	5,989,299
Crown Castle International Corp.(a)	73,200	5,097,648
SBA Communications Corp.(a)	42,200	3,039,244
		14,126,191

	Number of Shares	Value
ELECTRIC 12.6%
INTEGRATED ELECTRIC 5.2%
Exelon Corp.	42,000	$1,448,160
NextEra Energy	41,765	3,244,305
PPL Corp.	36,069	1,129,320
		5,821,785
REGULATED ELECTRIC 7.4%
CenterPoint Energy	43,650	1,045,854
Duke Energy Corp.	23,700	1,720,383
PG&E Corp.	48,130	2,143,229
Southern Co.	39,858	1,870,137
Wisconsin Energy Corp.	35,041	1,502,909
		8,282,512
TOTAL ELECTRIC		14,104,297

GAS DISTRIBUTION 3.4%
Atmos Energy Corp.	15,538	663,317
Questar Corp.	13,254	322,470
Sempra Energy	35,170	2,811,490
		3,797,277
PIPELINES 9.0%
PIPELINES—C-CORP 3.6%
SemGroup Corp., Class A(a)	17,500	905,100
Targa Resources Corp.	11,000	747,560
Williams Cos. (The)	63,805	2,390,135
		4,042,795
PIPELINES—MLP 5.4%
Access Midstream Partners LP	18,000	726,660
Energy Transfer Equity LP	4,825	282,166
Enterprise Products Partners LP	4,700	283,363
EQT Midstream Partners LP	22,299	865,201
Golar LNG Partners LP (Marshall Islands)	11,700	386,100
MarkWest Energy Partners LP	5,100	309,825
MPLX LP	14,200	531,790
Oiltanking Partners LP	11,041	567,508
PVR Partners LP	12,000	289,320
Rose Rock Midstream LP	10,508	416,642
Rose Rock Midstream LP (Restricted)(b),(c)	6,400	246,147
Tesoro Logistics LP	11,738	633,500

		Number of Shares	Value
USA Compression Partners LP(a)		27,000	$540,000
			6,078,222
TOTAL PIPELINES			10,121,017

WATER 0.8%
American Water Works Co.		21,602	895,187
TOTAL UNITED STATES			43,043,969
TOTAL COMMON STOCK (Identified cost—$85,866,543)			111,154,698

SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		200,014	200,014
Federated Government Obligations Fund, 0.01%(d)		200,014	200,014
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$400,028)			400,028

TOTAL INVESTMENTS (Identified cost—$86,266,571)	99.5%		111,554,726

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		616,394

NET ASSETS	100.0%		$112,171,120

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

*                 March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.

(a)         Non-income producing security.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(c)          Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.

(d)         Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Net Assets
Electric	24.1
Communications	17.1
Toll Roads	14.4
Pipelines	14.0
Railways	13.3
Gas Distribution	6.6
Marine Ports	4.4
Airports	3.3
Water	1.9
Other	0.9
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

 Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $56,181,063 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock – United States	$43,043,969	$42,797,822	$—	$246,147	(a)
Common Stock – Other Countries	68,110,729	68,110,729	—	—
Money Market Funds	400,028	—	400,028	—
Total Investments(b)	$111,554,726	$110,908,551	$400,028	$246,147

(a) Fair valued, pursuant to the Fund’s fair value procedures, due to lack of liquidity.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2012	$—
Purchases	189,632
Change in unrealized appreciation	56,515
Balance as of March 28, 2013	$246,147

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $56,515.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at March 28, 2013	Technique	Inputs	Input
Common Stock — United States	$246,147	Market price less discount	Liquidity Discount	3.0%

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock — United States is discount applied for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$86,266,571
Gross unrealized appreciation	$26,896,506
Gross unrealized depreciation	(1,608,351)
Net unrealized appreciation	$25,288,155

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013